SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles ("U.S GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars ("dollar" or "dollars"):

Most of the Company's and its U.S. subsidiary's revenues and costs are denominated in U.S. dollars. Therefore, the Company's management believes the currency of the primary economic environment in which the operations of the Company are conducted is the United States dollar, which is used as the functional currency of the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies are remeasured into dollars in accordance with the principles set forth in Statement of Accounting Standards Codification ("ASC") 830 "Foreign Currency Matters".

Other than in the Company's subsidiary in Brazil, all exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the consolidated statement of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

For the Company's subsidiary in Brazil whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statements of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive loss in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

d.	Cash equivalents:

The Company considers all highly liquid deposit instruments with an original maturity of three months or less at the date of purchase to be cash equivalents.

e.	Concentration of credit risk:

Financial instruments that may subject the Company to significant concentration of credit risk consist mainly of cash and cash equivalents, severance pay fund and trade receivables.

Cash and cash equivalents are maintained with major financial institutions mainly in Israel. Assets held for severance benefits are maintained with major insurance companies and financial institutions in Israel. Such deposits are not insured. However, management believes that such financial institutions are financially sound and, accordingly, low credit risk exists with respect to these investments.

The Company grants credit to customers without generally requiring collateral or security. The risk of collection associated with trade receivables is reduced by geographical dispersion of the Company's customer base. The Company establishes an allowance for doubtful accounts based on historical experience, credit quality, the age of the accounts receivable balances, and current economic conditions that may affect a customer's ability to pay. Allowance for doubtful accounts amounted to $ 395 as of December 31, 2011 and 2010. The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt income amounted to $ 0, $ 609 and $ 0 in 2011, 2010 and 2009, respectively. Total write offs during 2011, 2010 and 2009 amounted to $ 0, $ 0 and $ 55, respectively.

f.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined on a "moving average" basis. Inventory write-downs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-down is measured as the difference between the cost of the inventory and market based upon assumptions about future demand, and is charged to the cost of sales. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

The Company implements ASC 330-10-30 "Inventory Overall-Initial Measurement". ASC 330-10-30 clarifies the accounting for abnormal amounts of idle facility expense, freight, handling costs, and wasted material (spoilage) requiring that those items be recognized as current-period charges. In addition, ASC 330-10-30 requires that allocation of fixed production overheads be based on the normal capacity of the production facilities.

Total write offs during 2011, 2010 and 2009 amounted to $ 0, $ 0 and $ 200, respectively.

g.	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to operations as incurred.

Equipment used for research and development (unless no alternative future use exists) and demonstration equipment are capitalized at cost or, when applicable, at production costs.

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%

Demonstration and rental equipment	33
Research and development equipment	25 - 33
Manufacturing equipment	15 - 33
Office furniture and equipment	7 - 33
Leasehold improvements	(*)

*)	At the shorter of the lease period or useful life of the leasehold improvement.

h.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "property, plants and equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is assessed by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During 2011, 2010 and 2009, no impairment losses were identified.

i.	Revenue recognition:

1.	Revenues from sales of products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

Products are typically considered delivered upon shipment. In instances where final acceptance of the product is specified by the customer, and the acceptance is deemed substantive, revenue is deferred until all acceptance criteria have been met. The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue.

Most of the Company's revenues are generated from sales to independent distributors. The Company has a contract that is standard in substance with its distributors. Based on this contract, sales to distributors are final and distributors have no rights of returnor price protection. The Company is not a party to the agreements between distributors and their customers. Revenues from selling these products to these distributors are deferred until the Company's products are delivered provided that all other revenue recognition criteria are met.

The Company also generates sales through independent representatives. These representatives do not hold any of the Company's inventories, and they do not buy products from the Company. The Company invoices the end-user customers directly, collects payment directly and then pays commissions to the representative for the sales in its territory.

During the first quarter of 2010, the Company adopted the guidance of ASU No. 2009-13, "Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements", and ASU No. 2009-14, "Software (Topic 985): Certain Revenue Arrangements That Include Software Elements". ASU No. 2009-13 affects accounting and reporting for all multiple-deliverable arrangements.  As such, the Company prospectively applies these provisions to all revenue arrangements entered into or materially modified after January 1, 2010. The amendments in the ASU No. 2009-14 provide that tangible products containing software components and non-software components that function together to deliver the tangible product's essential functionality are no longer within the scope of the software revenue guidance in Subtopic 985-605.  In addition, the amendments require that hardware components of a tangible product containing software components always be excluded from the software revenue guidance. The adoption of the amended revenue recognition rules did not significantly change the timing of revenue recognition and did not have a material impact on the consolidated financial statements for the years ended December 31, 2010.

ASU No. 2009-13 establishes a selling price hierarchy for determining the selling price of a deliverable in a sale arrangement.  The selling price for each deliverable is based on vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE or TPE is available.  The amendments in this ASU eliminate the residual method of allocation and require that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method.  The relative selling price method allocates any discount in the arrangement proportionately to each deliverable on the basis of the deliverable's selling price.

The new accounting standards for revenue recognition if applied in the same manner to the period ended December 31, 2009 would not have had a material impact on net revenues for that fiscal period.

Under the Company's selling arrangements, the Company provides a one-year warranty, which includes bug fixing and a hardware warranty ("Warranty") for all of its products. Accordingly, the Company records an appropriate provision for Warranty in accordance with ASC 450 "Contingencies" (see Note 2k). After the Warranty period initially provided with the Company's products, the Company may sell extended warranty contracts on a standalone basis, which includes bug fixing and a hardware warranty. Revenue related to extended warranty contracts is recognized pursuant to ASC 605-20-25, "Separately Priced Extended Warranty and Product Maintenance Contracts."  Pursuant to this provision, revenue related to separately priced product maintenance contracts is deferred and recognized over the term of the maintenance period.

The customer may purchase an extended warranty with the initial sale. In such cases, revenues attributable to the extended warranty are deferred at the time of the initial sale and recognized ratably over the extended contract warranty period.

Until January 1, 2010, revenue from product sales was recognized in accordance with ASC 985-605, "Software Revenue Recognition", when the following criteria were met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the vendor's fee is fixed or determinable and (4) collectability is probable. In instances where final acceptance of the product, system, or solution is specified by the customer, revenue is deferred until all acceptance criteria have been met. Amounts received from customers prior to product shipments are classified as advances from customers.

As required by ASC 985-605, the Company determined the value of the product component of its multiple-element arrangements using the residual method when vendor specific objective evidence (VSOE) of fair value exists for the undelivered elements. VSOE is based on the price charged when an element is sold separately or renewed.

2.	Deferred revenues represent mainly the unrecognized fees collected for extended warranty services.

j.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718. ASC 718 requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards granted based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The fair value of stock-based compensation awards granted were estimated using the Black-Scholes option pricing model with the following assumptions:

1.	The current price of the share on the grant date is the market value of such date;

2.	The dividend yield is zero percent for all relevant years;

3.	Risk free interest rates are as follows:

%

Year ended December 31, 2011	0.3 - 2.1
Year ended December 31, 2010	0.3 - 2.8
Year ended December 31, 2009	1.6 - 2.7

4.
Each option granted has an expected life of 1.5 - 5.5 years (as of the date of grant); The Company currently uses simplified method until sufficient historical exercise data will support using expected life assumptions, except for grants of fully vested options for which the Company used its best estimate in determine the expected life; and

5.
Expected annual volatility is 76% - 132%, 105% - 121% and 93% - 111%  for the years ended December 31, 2011, 2010 and 2009, respectively. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term

k.	Provision for product warranty:

The Company's policy is to grant a product warranty for a period of up to 12 months on its products. The provision for warranties for all periods through December 31, 2011, is determined based upon the Company's past experience.

The followings are the changes in the liability for product warranty from January 1, 2009 to December 31, 2011:

Balance at January 1, 2009	$136

Provision for warranties issued during the year	299
Reduction for payments and costs to satisfy claims	(210)

Balance at December 31, 2009	225

Provision for warranties issued during the year	221
Reduction for payments and costs to satisfy claims	(217)

Balance at December 31, 2010	229

Provision for warranties issued during the year	316
Reduction for payments and costs to satisfy claims	(297)

Balance at December 31, 2011	$248

l.	Research and development costs:

Research and development costs are charged to statement of operations as incurred. ASC 985-20 "Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

m.	Government grants:

The Company receives royalty-bearing participation, which represents participation of the Government of Israel (specifically, the Office of the Chief Scientist - the "OCS") in approved programs for research and development. These amounts are recognized on the accrual basis as a reduction in research and development costs as such costs are incurred. Royalties to the OCS are recorded under cost of sales, when the related sales are recognized. See also Note 9a.

n.	Income (loss) per share:

Basic and diluted income (loss) per Ordinary Share  of the Company ("Ordinary Shares") are presented in conformity with ASC 260 "Earnings Per Share", for all years presented. Basic income (loss) per Ordinary Share  is computed by the dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted income (loss)  per Ordinary Share  is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted income (loss) per share since they were anti-dilutive. The total number of shares related to the outstanding options and warrants excluded from the calculation of diluted net income (loss) per share was 988,642 - as of December 31, 2011 (2010 - 504,309, 2009 - 1,350,349).

o.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740 "Income Taxes". Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will not be realized.

p.	Income tax uncertainties:

In accordance with ASC 740 "Income Taxes" (formally FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"), the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense.

q.	Cost of revenues:

Cost of products is comprised of cost of hardware production, employees' salaries and related costs, allocated overhead expenses, packaging, import taxes, license fees paid to third parties, and royalties paid to the OCS.

Cost of services is comprised of cost of hardware maintenance and customer support employees' salaries and related costs.

r.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company's Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company's contributions made to severance pay funds and to insurance policies.

Severance pay expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $ 651, $ 431 and $ 168, respectively.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

s.	Fair value of financial instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, trade receivables, trade and other accounts payable, and accrued expenses. Due to the short-term nature of such financial instruments, their fair value approximates their carrying value.

t.	Concentrations of business risk:

Although the Company generally uses standard parts and components for products, certain key components used in the products are currently available from only one source, and others are available from a limited number of sources. The Company believes that it will not experience delays in the supply of critical components in the future. If the Company experiences such delays and there is an insufficient inventory of critical components at that time, the Company's operations and financial results would be adversely affected.

The Company relies on a limited number of independent manufacturers, some of which are small, privately held companies, to provide certain assembly services to its specifications. The Company does not have any long-term supply agreements with any third-party manufacturer. If the Company's assembly services are reduced or interrupted, the Company's business, financial condition and results of operations could be adversely affected until the Company is able to establish sufficient assembly services supply from alternative sources. Alternative manufacturing sources may not be able to meet the Company's future requirements, and existing or alternative sources may not continue to be available at favorable prices.

The Company's revenues in any period generally have been, and may continue to be, derived from relatively small numbers of sales with relatively high average revenues per order. Therefore, the loss of any orders or delays in closing such transactions could have an adverse effect on the Company's operations and financial results.

u.	Impact of Recently Issued Accounting Standards:

In May 2011, the Financial Accounting Standards Board issued guidance changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The currently available option to disclose the components of other comprehensive income within the statement of stockholders' equity will no longer be available. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of the standard will have no impact on the Company's financial position or results of operations, but will result in a change in the presentation of its basic consolidated financial statements. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.